UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2014

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.9%
Alabama - 2.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,999,693
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,220,761
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,913,248
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,682,625
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,899,682
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,973,090
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,534,600
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	16,030,000	17,671,793
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	7,753,320
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,166,000	(a)
Subordinated Lien Warrants	6.500%	10/1/53	13,800,000	15,694,602
Jefferson County, AL, Sewer Revenue Warrants, Convertible CAB	0.000%	10/1/50	95,000,000	54,837,800	(a)

Total Alabama				113,347,214

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,581,773
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,792,300

Total Alaska				13,374,073

Arizona - 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,814,342
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	536,210	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	13,852,560
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,000,980

Total Arizona				19,204,092

California - 20.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,651,100
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,429,120
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.330%	4/1/27	40,000,000	40,122,800	(a)(c)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	17,037,300
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,702,300
San Francisco Bay Area	5.125%	4/1/39	42,525,000	47,814,685
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,165,533
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,636,591
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,145,680
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,416,960
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,810,935	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 20.8% (continued)
Home Mortgage	5.500%	8/1/38	$4,615,000	$4,759,357
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,113,944
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,746,709
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,288,600
California State, GO	0.936%	12/3/18	14,000,000	14,160,160	(a)(c)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,942,650
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,193,700
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,186,414
John Muir Health	5.000%	8/15/36	4,305,000	4,484,691
John Muir Health	5.125%	7/1/39	7,280,000	7,920,786
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,089,400	(e)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,386,526
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,169,900
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,268,280
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,601,747
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,819,900
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,175,066
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,331,465
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,226,740
Los Angeles International Airport	5.000%	5/15/40	7,500,000	7,974,900
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,592,030
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,367,016
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	72,991,655
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	123,489,658
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,341,239
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,992,300
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,160,600	(e)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,465,600	(e)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,180
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	5,002,050
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,548,157
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,663,140
Senior Lien	5.750%	6/1/48	3,700,000	4,087,871
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,471,649
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,345,165
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,304,000
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,393,330
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,441,784
PFC, Grant	6.000%	7/1/39	29,130,000	32,375,082

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 20.8% (continued)
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	$4,500,000	$5,129,280
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,668,900
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,487,300
Arrowhead Project	5.250%	8/1/26	5,000,000	5,380,100
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,704,993
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,831,859
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,125,175
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,060,730
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	36,400,000	41,186,236
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,343,160
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,306,550
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,814,817
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,641,339
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,796,100
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,425,840

Total California				909,708,824

Colorado - 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,209,040
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,642,680
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,127,400
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,133,450
Poudre Valley Health Care	5.000%	3/1/25	500,000	507,810
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,630,374
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,943,883
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	59,554,800
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,485,800

Total Colorado				100,235,237

Connecticut - 0.8%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	345,000	345,007	(d)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,584,682
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,388,478
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,313,825
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	6,987,565
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,499,400	(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,095,589	3,789,683

Total Connecticut				36,908,640

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$1,145,000	$1,209,864
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	8,725,000	8,894,178

Total Delaware				10,104,042

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,415,120
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,328,900

Total District of Columbia				13,744,020

Florida - 8.7%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,265,469
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	415,000	437,124	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,459,600
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,997,880
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,581,400
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	34,430,100
Coastal	5.000%	6/1/19	30,000,000	34,905,900
Coastal	5.000%	6/1/20	20,000,000	23,545,000
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,563,636
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,795,300
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,330,000	1,330,200
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	95,000	101,570
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	1,955,000	1,969,408
Florida Housing Finance Corp. Revenue, Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	2,705,000	2,847,256
Florida State Broward County Expressway Authority	10.000%	7/1/14	205,000	206,497	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,064,910
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	300,000	307,719	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,003,240	(d)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,154,625
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,262,141
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,091,520
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,073,830
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,584,735
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,042,200	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,824,826	(d)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,442,452
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,247,138

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 8.7% (continued)
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	$20,000,000	$21,759,000
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,679,700
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,607,320
AGC	5.250%	2/1/27	5,500,000	6,049,120
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,339,370	(e)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,237,295
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,373,740
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,746,980
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,905,386
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,115,940
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,102,083
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,340,250
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	295,000	295,248	(d)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,134,900
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	1,281,000	(f)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	992,565	426,803	(f)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,624,300
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,042,495
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,064,145
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,614,104	(g)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,543,951	(e)
AMBAC	5.200%	10/1/22	1,705,000	1,935,993
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	545,610
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,142,870
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	985,000	1,066,637	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,002,690	(e)
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,105,181
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,012,160

Total Florida				381,629,947

Georgia - 5.0%
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	830,000
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	59,428,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	25,852,801
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,217,110
NATL, FGIC	5.500%	11/1/19	1,000,000	1,203,000
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,770,350
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,149,480
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	18,003,393
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,102,050

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 5.0% (continued)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	$7,800,000	$8,694,660
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,780,000
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	675,700
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,350,900
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	7,174,809
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,648,400
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,926,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	275,808
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	578,245
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,008,460	(d)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	552,950
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,769,710
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,069,430
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,416,703

Total Georgia				216,479,259

Illinois - 2.8%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	25,945,453
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,245,280
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,469,435
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,115,600
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	31,498,418
Memorial Health System	5.500%	4/1/39	12,000,000	12,663,480
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	3,019,248	(h)
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,695,000	1,700,119
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick	5.000%	6/15/50	4,500,000	4,687,560
McCormick Project	5.250%	6/15/50	9,305,000	9,815,565
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,273,427

Total Illinois				122,433,585

Indiana - 1.2%
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,551,960
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,299,840

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.2% (continued)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	$5,000,000	$5,191,950	(d)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,069,989
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	733,878	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,031,000
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,482,000	(d)

Total Indiana				51,378,500

Iowa - 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,326,883
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	37,293,823

Total Iowa				56,620,706

Kentucky - 0.8%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,457,040
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,226,380
Kentucky State Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,535,410
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,258,200
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,776,835

Total Kentucky				35,253,865

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	980,000	1,013,830
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,857,340
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,806,250

Total Louisiana				25,677,420

Maryland - 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	11,850,000	12,533,863
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	200,000	200,348
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,383,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,127,675
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,911,050
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,069,900
Lifebridge Health	6.000%	7/1/41	1,500,000	1,721,025
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,422,010

Total Maryland				69,369,471

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 2.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	$12,000,000	$12,747,960
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,130,889
Boston University	5.700%	10/1/40	13,105,000	15,105,478
Broad Institute Inc.	5.375%	4/1/41	17,000,000	18,713,430
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,616,730
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,558,710
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,141,200
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,935,080
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,093,390
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,648,095
Suffolk University	5.750%	7/1/39	17,500,000	19,002,200
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,960,032
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	610,000	613,971
Massachusetts State, GO	0.540%	2/1/16	13,325,000	13,380,299	(a)
Massachusetts State, GO:
Consolidated Loan	0.510%	9/1/15	18,665,000	18,702,330	(a)
Consolidated Loan	0.580%	9/1/16	4,000,000	4,022,880	(a)

Total Massachusetts				128,372,674

Michigan - 3.8%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	6,922,720
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	4,790,686
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,920,890
AGM	6.250%	7/1/36	10,000,000	10,489,800
NATL	5.000%	7/1/30	7,000,000	6,999,860
Senior Lien	5.250%	7/1/41	145,000	143,546
Senior Lien, NATL	5.000%	7/1/34	1,700,000	1,699,915
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	15,762,880
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,096,045
Facilities Program	6.000%	10/15/38	20,500,000	23,863,230
Facilities Program	5.250%	10/15/47	4,100,000	4,517,011
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,799,060
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,736,709
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,620,950
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	2,425,000	2,536,113
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,377,000	(a)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	31,301,280	(e)(i)

Total Michigan				164,577,695

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.3%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	$10,960,000	$12,624,495

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,606,300

Missouri - 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,010,425
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,295,624	(b)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,096,329
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,204,350
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	32,084,400
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,043,701

Total Missouri				59,734,829

Nevada - 0.5%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,367,230

New Hampshire - 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,900,000	4,173,117
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	3,300,000	3,513,741

Total New Hampshire				7,686,858

New Jersey - 8.8%
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,162,876
School Facilities Construction	5.250%	12/15/33	12,500,000	13,645,375
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,838,580
Catholic Health East	4.750%	11/15/29	5,000,000	5,351,900
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,649,675
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,042,132
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	24,690,000	25,270,709	(d)
Continental Airlines Project	5.500%	6/1/33	5,000,000	5,226,850	(d)
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,674,575	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,608,420	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,067,400	(d)
Refunding	6.875%	1/1/37	13,110,000	13,344,013	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	7,000,000	7,128,520
School Facilities Construction	1.680%	3/1/28	20,000,000	19,701,200	(a)
School Facilities Construction	5.000%	3/1/29	10,000,000	11,144,700
School Facilities Construction, SIFMA	1.630%	9/1/27	22,065,000	21,818,313	(a)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,003,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 8.8% (continued)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	$9,350,000	$9,975,048	(d)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,416,250
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,536,310
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	11,405,000	12,530,673
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,618,900
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	58,139,100	(d)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	5,585,000	5,839,006
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	15,373,446
Transportation System	5.875%	12/15/38	30,000,000	35,096,100
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	11,000,000	11,014,630	(a)(c)
New Jersey State Turnpike Authority Revenue	0.610%	1/1/18	30,000,000	30,022,200	(a)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/18	10,000,000	10,014,900	(a)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,485,680
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,814,654

Total New Jersey				385,555,735

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,680,000	2,769,217
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	1,155,000	1,167,925	(d)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,077,800

Total New Mexico				21,014,942

New York - 3.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,800,000	22,999,184
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,590,620
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,919,700
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,012,950
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,502,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,191,600
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,699,600
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,693,240
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,585,900
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	38,259,200
New York, NY, GO	5.000%	8/1/22	10,000,000	11,997,700
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,025,000	1,024,897	(d)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,965,040
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,754,700

Total New York				168,196,851

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	$13,400,000	$14,599,166
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,168,220
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,490,940
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,426,350
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,086,170
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,695,808	(e)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,079,100
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,022,585

Total North Carolina				63,568,339

Ohio - 1.0%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,325,240
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,690,000	2,693,658
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,290,000	(e)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	665,000	665,971
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,753,000
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,610,784
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,265,030	(a)(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	945,000	1,001,001
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,276,420	(a)(c)

Total Ohio				44,881,104

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,330,840
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	670,000	673,410

Total Oklahoma				4,004,250

Oregon - 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,016,560	(e)
Providence Health Systems	5.250%	10/1/20	1,000,000	1,016,560	(e)
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,238,013
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,044,267
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,937,050
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	706,995	(d)

Total Oregon				29,959,445

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.1%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	$8,800,000	$9,880,904
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	16,872,600
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,029,736	(d)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,078,318
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,310,040
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,273,050
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,010,000	4,213,467
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,316,650	(a)(c)
Shipping Port	3.375%	7/1/15	20,000,000	20,314,400	(a)(c)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,769,920
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,096,087
Student Association Inc. Project	6.750%	9/1/32	985,000	986,024
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,042,036
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,153,030
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,038,803
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,219,520
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,160,830
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,848,680
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	820,000	944,624	(b)

Total Pennsylvania				136,548,719

Puerto Rico - 3.2%
Puerto Rico Commonwealth, GO	8.000%	7/1/35	1,160,000	1,033,850
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	4,120,000	2,842,841
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	82,680,000	65,812,453
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	7,010,000	6,048,719
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	35,000,000	31,342,150
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	18,045,000	13,941,928
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	13,183,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	3,312,270
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,854,809

Total Puerto Rico				139,372,850

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	$3,270,000	$3,288,443
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,126,011

Total Rhode Island				9,414,454

South Carolina - 0.6%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	721,330	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	839,905
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,025,665
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,689,068
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,471,309
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,830,500
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,011,187

Total South Carolina				24,588,964

Tennessee - 1.7%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,438,200
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,249,500
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	4,805,000	4,812,640
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,475,739
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,377,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,545,788
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,066,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,756,083

Total Tennessee				74,722,150

Texas - 8.7%
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	3,515,900	(a)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,130,280
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,004,500	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.110%	6/1/24	5,685,000	5,678,178	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	34,187,110
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,538,380	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,145,620
Deer Park Refining Project	5.000%	2/1/23	44,000,000	47,890,480

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 8.7% (continued)
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	$10,000,000	$11,308,500
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,386,896
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,324,640	(d)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,770,285
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,102,000
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,289,120
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,320,200
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,112,419
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	71,059,708
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,151,620
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,849,100
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,502,140
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,746,500
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	15,963,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,546,500

Total Texas				382,523,376

U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,270,960

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	151,410	(b)

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.223%	12/3/35	6,100,000	6,137,149	(a)(d)

Virginia - 0.6%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,856,600
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,509,513
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	7,225,000	7,748,957
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,220,170	(d)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,321,000	(d)

Total Virginia				25,656,240

Washington - 0.9%
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,916,516	(e)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,677,165
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	284,763

Total Washington				37,878,444

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	$5,000,000	$5,375,700
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,409,707
United Health Systems	5.500%	6/1/39	4,000,000	4,340,600

Total West Virginia				14,126,007

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,759,078	(d)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,866,430
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,317,686
Children’s Hospital	5.375%	8/15/37	2,800,000	2,997,176
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,101,456
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,110,505

Total Wisconsin				36,152,331

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,230,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,772,850,708)				4,192,393,596

SHORT-TERM INVESTMENTS - 3.0%
Florida - 0.1%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.050%	1/15/27	3,500,000	3,500,000	(j)(k)

Illinois - 0.0%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.050%	6/1/35	487,000	487,000	(j)(k)

Indiana - 0.0%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.090%	2/1/37	1,900,000	1,900,000	(j)(k)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	200,000	200,000	(j)(k)

Minnesota - 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	3,100,000	3,100,000	(j)(k)

Missouri - 0.2%
Missouri State HEFA Revenue:
St. Louis University, LOC-Wells Fargo Bank N.A.	0.060%	10/1/35	2,800,000	2,800,000	(j)(k)
St. Louis University, SPA-U.S. Bank NA	0.100%	10/1/24	5,380,000	5,380,000	(j)(k)

Total Missouri				8,180,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.190%	11/1/20	$6,600,000	$6,600,000	(d)(j)(k)

New York - 1.6%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.050%	12/1/29	2,700,000	2,700,000	(j)(k)
New York City, NY, GO:
LIQ-Dexia Credit Local	0.280%	4/1/35	5,800,000	5,800,000	(j)(k)
SPA-Dexia Credit Local	0.250%	8/1/28	7,125,000	7,125,000	(j)(k)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.250%	6/15/32	1,175,000	1,175,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.260%	6/15/32	5,000,000	5,000,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.080%	8/1/31	12,000,000	12,000,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.250%	8/1/22	100,000	100,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.250%	8/1/23	1,875,000	1,875,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.250%	8/1/31	550,000	550,000	(j)(k)
New York City Recovery Project Revenue, LIQ-JPMorgan Chase	0.070%	11/1/22	5,100,000	5,100,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	4,950,000	4,950,000	(j)(k)
New York, NY, GO:
LOC-Mizuho Corporate Bank	0.030%	10/1/40	7,500,000	7,500,000	(j)(k)
LOC-Mizuho Corporate Bank	0.070%	4/1/42	2,600,000	2,600,000	(j)(k)
Subordinated, LOC-Dexia Credit Local	0.250%	3/1/34	1,530,000	1,530,000	(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenues	0.070%	11/1/35	8,930,000	8,930,000	(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.060%	1/1/33	3,500,000	3,500,000	(j)(k)

Total New York				70,435,000

North Carolina - 0.5%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	4,200,000	4,200,000	(j)(k)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	7/1/27	3,500,000	3,500,000	(j)(k)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	6,400,000	6,400,000	(j)(k)
SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	100,000	100,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.060%	2/1/34	5,300,000	5,300,000	(j)(k)

Total North Carolina				19,500,000

Oklahoma - 0.0%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.070%	1/1/28	1,700,000	1,700,000	(j)(k)

Pennsylvania - 0.0%
Mercer County, PA, GO	0.110%	10/1/31	2,000,000	2,000,000	(j)(k)

Texas - 0.1%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.060%	8/1/37	3,700,000	3,700,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.1%
Vermont State Housing Finance Agency Revenue:
AGM	0.150%	5/1/37	$2,400,000	$2,400,000	(d)(j)(k)
Multiple Purpose, SPA-Bank of New York Mellon	0.150%	11/1/37	2,000,000	2,000,000	(d)(j)(k)
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, TD Bank NA	0.150%	11/1/33	745,000	745,000	(d)(j)(k)

Total Vermont				5,145,000

Washington - 0.1%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.050%	8/15/41	3,100,000	3,100,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $129,547,000)				129,547,000

TOTAL INVESTMENTS - 98.9% (Cost - $3,902,397,708#)				4,321,940,596
Other Assets in Excess of Liabilities - 1.1%				49,625,097

TOTAL NET ASSETS - 100.0%				$4,371,565,693

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	The coupon payment on these securities is currently in default as of May 31, 2014.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Summary of Investments by Industry †

Industrial Revenue	19.3%
Transportation	17.8
Health Care	17.7
Education	10.1
Special Tax Obligation	9.2
Water & Sewer	6.1
Leasing	4.5
Power	4.1
Pre-Refunded/Escrowed to Maturity	2.4
Housing	2.0
State General Obligation	1.3
Local General Obligation	1.2
Solid Waste/Resource Recovery	0.8
Other	0.5
Short - Term Investments	3.0

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.8%
AA/Aa	30.0
A	50.3
BBB/Baa	9.4
BB/Ba	2.5
B/B	1.2
A-1/VMIG 1	2.8
NR	2.0

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,192,393,596	—	$4,192,393,596
Short-term investments†	—	129,547,000	—	129,547,000

Total investments	—	$4,321,940,596	—	$4,321,940,596

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$1,922,121	—	—	$1,922,121

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$450,533,340
Gross unrealized depreciation	(30,990,452)

Net unrealized appreciation	$419,542,888

At May 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1,309	9/14	$178,024,473	$179,946,594	$(1,922,121)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$1,922,121

During the period ended May 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$176,285,484

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014